Related Party Balances and Transactions - Service income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Service income	¥ 1,561	¥ 4,223	¥ 3,612
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Service income	1,523	2,417
Wuhan Weineng Battery Assets Co., Ltd.
Related Party Transaction [Line Items]
Service income	¥ 38
Shanghai Weishang Business Consulting Co.,Ltd.
Related Party Transaction [Line Items]
Service income		¥ 1,806	905
Shanghai Nio Hongling Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Service income			¥ 2,707